TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of trade receivables and other current assets
The company’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2021	2020
Trade receivables	$502	$471
Collateral deposits(1)	434	—
Prepaids and others	83	45
Income tax receivables	30	5
Inventory	20	22
Other short-term receivables	77	80
	$1,146	$623
(1)    Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company’s risk management strategy.